UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22756

Advisors Preferred Trust

(Exact name of registrant as specified in charter)

1445 Research Blvd, Suite 530, Rockville, MD 20850

(Address of principal executive offices)          (Zip code)

The Corporation Trust Company
1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 631-470-2734

Date of fiscal year end: 6/30

Date of reporting period: 6/30/25

Item 1. Reports to Stockholders.

(a)

Dynamic Alpha Macro Fund - Institutional (DYMIX)

Annual Shareholder Report - June 30, 2025

Fund Overview

This annual shareholder report contains important information about Dynamic Alpha Macro Fund for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at regdocs.blugiant.com/dynamic-alpha-macro/. You can also request this information by contacting us at (833) 462-6344.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$192	1.76%

How did the Fund perform during the reporting period?

Performance Overview

Dynamic Alpha Macro Fund (“DYMIX” or “the Fund”) outperformed both the Standard & Poor’s 500 Total Return Index (“S&P 500 Index TR”) and the Barclay Global Macro Index for the period from July 1, 2024 – June 30, 2025. Overall, the Fund returned 18.73% for the 12 months, compared with 15.16% for the S&P 500 Index TR and 9.11% for the Barclay Global Macro Index.

Market Factors, Contributors and Detractors Impacting Fund Performance

As the Fund is structured with two differing strategies, impacts will be discussed as such:

Strategic Equities

As equities were broadly positive for the year ended June 30, 2025 (with the exception of the tariff related drawdowns from February to May), all equity holdings were additive to performance for the year.

Fundamental Global Macro Strategy (“Macro strategy”)

The one-year period ending June 20, 2025 saw many different macro pushes: From the election and Fed pivot to easing in late ’24 to Liberation day tariffs and the whipsawed fallout around them in ’25.

Our Macro Strategy benefited primarily from positions in Gold, British Pound and Coffee with Cocoa, Sugar, Crude and Short S&P 500 trades providing smaller gains. Detractors on the year included Feeder Cattle, Copper, 2yr Treasuries and Corn, as well as the Yen and Natural Gas (both smaller detractors).

As always we remain flexible, and positions can change at any time.  For more information be sure to read the monthly commentary available at www.dynamicalphafunds.com

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Dynamic Alpha Macro Fund - $13,675
S&P 500 Index TR - $13,898
Barclay Global Macro Index - $11,789
$15,000
$10,000
$5,000
$0
$13,898
$13,675
$11,789
Jul-2023
Sep-2023
Dec-2023
Mar-2024
Jun-2024
Sep-2024
Dec-2024
Mar-2025
Jun-2025

	Dynamic Alpha Macro Fund	S&P 500 Index TR	Barclay Global Macro Index
Jul-2023	$10,000	$10,000	$10,000
Sep-2023	$9,310	$9,372	$9,831
Dec-2023	$10,554	$10,467	$10,291
Mar-2024	$10,976	$11,572	$10,798
Jun-2024	$11,518	$12,068	$10,805
Sep-2024	$13,476	$12,778	$11,191
Dec-2024	$12,493	$13,086	$11,236
Mar-2025	$12,934	$12,527	$11,542
Jun-2025	$13,675	$13,898	$11,789

Average Annual Total Returns

	1 Year	Since Inception (July 31, 2023)
Dynamic Alpha Macro Fund	18.73%	17.73%
S&P 500 Index TR	15.16%	18.72%
Barclay Global Macro Index	9.11%	8.96%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$173,186,955
  Number of Portfolio Holdings22
  Advisory Fee $2,104,626
  Portfolio Turnover3%

Asset Weighting (% of total investments)

Value	Value
U.S. Government & Agencies	7.7%
Short-Term Investments	17.8%
Exchange-Traded Funds	74.5%

What did the Fund invest in?

Security Type Weighting (% of total (including notional) exposure)

ETF - Equity
49.0%
U.S. Governments & Agencies
19.1%
ETF - Fixed Income
7.0%
Other Assets in Excess of Liabilities
24.9%

Value	Value
Other Assets in Excess of Liabilities	24.9%
ETF - Fixed Income	7.0%
U.S. Governments & Agencies	19.1%
ETF - Equity	49.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Invesco Nasdaq 100 ETF	13.3%
Schwab US Dividend Equity ETF	10.3%
United States Treasury Bill, 3.960%, 07/17/25	7.6%
Vanguard Russell 1000 Growth ETF	7.2%
BondBloxx Bloomberg Six Month Target Duration US Treasury ETF	7.0%
BNY Mellon US Large Cap Core Equity ETF	6.1%
United States Treasury Bill, 4.340%, 08/28/25	5.8%
United States Treasury Bill, 4.280%, 09/02/25	5.8%
Vanguard Value ETF	4.5%
Vanguard Dividend Appreciation ETF	3.8%

Material Fund Changes

No material changes occurred during the year ended June 30, 2025.

Dynamic Alpha Macro Fund - Institutional (DYMIX)

Annual Shareholder Report - June 30, 2025

Additional information is available on the Fund's website (regdocs.blugiant.com/dynamic-alpha-macro/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063025-DYMIX

(b)	Not applicable

Item 2. Code of Ethics.

(a)	The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	N/A

(c)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(d)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

(e)	N/A

(f)	See Item 19(a)(1)

Item 3. Audit Committee Financial Expert.

(a)	The Registrant’s board of trustees has determined that Felix Rivera is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Rivera is independent for purposes of this Item 3.

(a)(2)	Not applicable.

(a)(3)	Not applicable.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant’s principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are as follows:

2025 - $17,850

2024 - $17,850

(b)	Audit-Related Fees. There were no fees billed in each of the last two fiscal years for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this item.

2025 - None

2024 - None

(c)	Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance are as follows:

2025 - $3,250

2024 - $3,250

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were $0 and $0 for the fiscal years ended June 30, 2025 and 2024, respectively.

(e)(1)	The audit committee does not have pre-approval policies and procedures. Instead, the audit committee or audit committee chairman approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant.

(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable. The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was zero percent (0%).

(g)	All non-audit fees billed by the registrant’s principal accountant for services rendered to the registrant for the fiscal years ended June 30, 2025 and 2024 respectively are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant’s principal accountant for the registrant’s adviser.

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Dynamic Alpha Macro Fund

Institutional Class Shares (DYMIX)

Annual Financial Statements
and Additional Information

June 30, 2025

1-833-462-6344
www.advisorspreferred.com

Distributed by Ceros Financial Services, Inc.

DYNAMIC ALPHA MACRO FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS

June 30, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 56.0%
	EQUITY — 49.0%
89,643	BNY Mellon US Large Cap Core Equity ETF	$10,616,420
25,700	Goldman Sachs Equal Weight US Large Cap Equity ETF	2,095,578
101,540	Invesco Nasdaq 100 ETF	23,059,735
672,530	Schwab US Dividend Equity ETF	17,822,045
62,605	SPDR Portfolio S&P 500 ETF	4,550,757
32,400	Vanguard Dividend Appreciation ETF	6,631,308
113,690	Vanguard Russell 1000 Growth ETF	12,414,948
43,800	Vanguard Value ETF	7,741,212
		84,932,003
	FIXED INCOME — 7.0%
239,600	BondBloxx Bloomberg Six Month Target Duration US Treasury ETF	12,061,464

	TOTAL EXCHANGE-TRADED FUNDS (Cost $82,388,874)	96,993,467

Principal Amount ($)		Coupon Rate (%)	Maturity
	U.S. GOVERNMENT & AGENCIES — 19.1%
	U.S. TREASURY BILLS — 19.1%
10,101,000	United States Treasury Bill(b)	3.9600	07/17/25	10,082,414
3,030,000	United States Treasury Bill(a),(b)	3.9600	07/17/25	3,024,425
10,097,000	United States Treasury Bill(b)	4.3400	08/28/25	10,026,725
10,082,000	United States Treasury Bill(b)	4.2800	09/02/25	10,006,921
				33,140,485
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $33,143,785)			33,140,485

	TOTAL INVESTMENTS - 75.1% (Cost $115,532,659)			$130,133,952
	OTHER ASSETS IN EXCESS OF LIABILITIES - 24.9%			43,053,003
	NET ASSETS - 100.0%			$173,186,955

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount	Unrealized Appreciation (Depreciation)
3,200	CBOT 2 Year US Treasury Note Futures	10/01/2025	$665,675,001	$2,529,835
475	CME British Pound Currency Futures	09/16/2025	40,746,093	550,981
158	CME Japanese Yen Currency Futures	09/16/2025	13,814,138	(3,357)
65	COMEX Copper Futures(a)	09/29/2025	8,259,063	236,739
65	COMEX Gold 100 Troy Ounces Futures(a)	08/28/2025	21,500,050	(529,354)

The accompanying notes are an integral part of these consolidated financial statements.

DYNAMIC ALPHA MACRO FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)

June 30, 2025

OPEN FUTURES CONTRACTS (Continued)
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount	Unrealized Appreciation (Depreciation)
221	COMEX Silver Futures(a)	09/29/2025	$39,970,060	$543,373
82	NYMEX Henry Hub Natural Gas Futures(a)	09/29/2025	2,946,260	(342,186)
198	NYMEX Light Sweet Crude Oil Futures(a)	11/21/2025	12,206,700	397,807
	TOTAL FUTURES CONTRACTS			$3,383,838

OPEN FUTURES CONTRACTS
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount	Unrealized Appreciation
110	NYBOT CSC C Coffee Futures(a)	12/19/2025	$12,152,250	$1,542,063
	TOTAL FUTURES CONTRACTS

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor’s Depositary Receipt

(a)	All or a portion of this investment is a holding of the DAMF Fund Ltd.
(b)	Zero coupon bond; rate disclosed is the effective yield as of June 30, 2025.

The accompanying notes are an integral part of these consolidated financial statements.

Dynamic Alpha Macro Fund

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES

June 30, 2025

ASSETS
Investment securities:
At cost	$115,532,659
At value	$130,133,952
Cash	30,586,714
Deposit with broker for futures contracts	7,572,561
Unrealized appreciation on futures contracts	5,800,798
Dividends and interest receivable	174,730
Prepaid expenses and other assets	22,000
Receivable for Fund shares sold	9,284
TOTAL ASSETS	174,300,039

LIABILITIES
Unrealized depreciation on futures contracts	874,897
Investment advisory fees payable	205,613
Payable to related parties	18,700
Payable for Fund shares redeemed	4,859
Accrued expenses and other liabilities	9,015
TOTAL LIABILITIES	1,113,084

NET ASSETS	$173,186,955

Composition of Net Assets:
Paid in capital	146,842,383
Distributable earnings	26,344,572
NET ASSETS	$173,186,955

Net Asset Value Per Share:
Instituional Class Shares:
Net Assets	$173,186,955
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	13,615,653
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$12.72

The accompanying notes are an integral part of these consolidated financial statements.

Dynamic Alpha Macro Fund

CONSOLIDATED STATEMENT OF OPERATIONS

For the Year Ended June 30, 2025

INVESTMENT INCOME
Interest	$2,557,337
Dividends	1,628,734
TOTAL INVESTMENT INCOME	4,186,071

EXPENSES
Investment advisory fees	2,104,626
Administrative services fees	123,524
Registration fees	62,101
Transfer agent fees	43,356
Compliance officer and liquidity program administration fees	31,602
Audit fees	22,250
Legal fees	21,205
Printing and postage expenses	18,394
Custody fees	16,547
Trustees fees	12,000
Insurance expense	554
Miscellaneous expenses	11,426
TOTAL EXPENSES	2,467,585

NET INVESTMENT INCOME	1,718,486

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FUTURES CONTRACTS
Net realized gain from:
Investments	515,544
Futures contracts	6,039,437
Net Realized Gain on Investments and Futures Contracts	6,554,981

Net change in unrealized appreciation on:
Investments	7,582,158
Futures contracts	7,018,711
Net Change in Unrealized Appreciation on Investments and Futures Contracts	14,600,869

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FUTURES CONTRACTS	21,155,850

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$22,874,336

The accompanying notes are an integral part of these consolidated financial statements.

Dynamic Alpha Macro Fund

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended	For the Period Ended
	June 30, 2025	June 30, 2024*
INCREASE IN NET ASSETS FROM OPERATIONS
Net investment income	$1,718,486	$855,562
Net realized gain from investments and futures contracts	6,554,981	7,291,023
Net change in unrealized appreciation on investments and futures contracts	14,600,869	4,926,325
Net increase in net assets resulting from operations	22,874,336	13,072,910

DISTRIBUTIONS TO SHAREHOLDERS
Total distribution paid	(9,330,532)	(308,013)
Total distributions to shareholders	(9,330,532)	(308,013)

SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	90,916,410	91,233,423
Net asset value of shares issued in reinvestments of didtributions	9,176,498	304,328
Payments for shares redeemed	(37,677,282)	(7,075,123)
Net increase from shares of beneficial interest transactions	62,415,626	84,462,628

NET INCREASE IN NET ASSETS	75,959,430	97,227,525

NET ASSETS
Beginning of period/year	97,227,525	-
End of period/year	$173,186,955	$97,227,525

SHARE ACTIVITY
Shares Sold	7,483,687	9,103,156
Shares Reinvested	783,646	29,011
Shares Redeemed	(3,125,783)	(658,064)
Net increase in shares of beneficial interest outstanding	5,141,550	8,474,103

*	For the period July 31, 2023 (commencement of operations) through June 30, 2024.

The accompanying notes are an integral part of these consolidated financial statements.

Dynamic Alpha Macro Fund

CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period/Year.

	Institutional Class
	For the Year Ended	For the Period Ended
	June 30, 2025	June 30, 2024*
Net asset value, beginning of period/year	$11.47	$10.00
Income from investment operations:
Net investment income(a)	0.15	0.15
Net realized and unrealized gain on investments and futures contracts	1.93	1.36
Total from investment operations	2.08	1.51
Less distributions to shareholders from:
Net investment income	(0.83)	(0.04)
Total distributions	(0.83)	(0.04)

Net asset value, end of period/year	$12.72	$11.47

Total return(b)	18.73%	15.18	%(f)
Net assets, end of period/year (in 000s)	$173,187	$97,228

Ratio of net expenses to average net assets(c)	1.76%	1.89	%(e)
Ratios of net investment income to average net assets(c,d)	1.22%	1.57	%(e)
Portfolio turnover rate	3.11%	0.00	%(f)

*	For the period July 31, 2023 (commencement of operations) through June 30, 2024.
(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period/year.
(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.
(c)	The ratio of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.
(d)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.
(e)	Annualized.
(f)	Not annualized.

The accompanying notes are an integral part of these consolidated financial statements.

Dynamic Alpha Macro Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

June 30, 2025

1. ORGANIZATION

Dynamic Alpha Macro Fund (the “Fund”) is a diversified series of shares of beneficial interest of Advisors Preferred Trust (the “Trust”), a Delaware statutory trust organized under the laws of the State of Delaware on August 15, 2012 and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The investment objective of the Fund is to seek capital appreciation. The Fund is a “fund of funds”, in that the Fund will generally invest in other investment companies. The Fund commenced operations on July 31, 2023. The Fund currently offers Institutional Class shares which are offered at net asset value.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its consolidated financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of the consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards

Board (“FASB”) Accounting Standard Codification Topic 946, Financial Services – Investment Companies.

Operating Segments – The Fund has adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is comprised of the portfolio manager and Chief Financial Officer of the Fund. The Fund operates as a single operating segment. The Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.

Securities Valuation – Fund securities will be valued each day at the last quoted sales price on each security’s primary exchange, and securities traded or dealt in upon one or more securities exchanges (whether domestic or foreign) for which market quotations were readily available and not subject to restrictions against resale will be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the mean of the current bid and ask price on the primary exchange. Securities primarily traded in the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) National Market System for which market quotations are readily available shall be valued using the NASDAQ price. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Gold futures are valued at 4:00 p.m. Eastern Time. Investments in open-end mutual funds are valued at net asset value. Short-term debt obligations having 60 days or less remaining until maturity, at the time of purchase, may be valued at amortized cost.

DAMF Fund Limited (“DAMF Ltd.”) is a wholly-owned and controlled foreign subsidiary of the Fund that can invest in exchange-traded funds (“ETFs”), exchange traded notes (“ETNs”), physical commodities and derivatives. See “Consolidation of Subsidiary” for additional information.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair value as determined using the “fair value” procedures approved by the Trust’s Board of Trustees (the “Board”). The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The committee may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Dynamic Alpha Macro Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

June 30, 2025

Fair Valuation Process – As noted above, the fair value committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Investment Companies – The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their fair values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-ended mutual funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, and ETFs frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or ETF purchased by the Fund will not change.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Dynamic Alpha Macro Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

June 30, 2025

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as of June 30, 2025 for the Fund’s investments measured at fair value:

	Level 1	Level 2	Level 3	Total
Assets*
Investments:
Exchange-Traded Funds	$96,993,467	$-	$-	$96,993,467
U.S. Government & Agencies	-	33,140,485	-	33,140,485
Total Investments	$96,993,467	$33,140,485	$-	$130,133,952
Derivatives
Futures Contracts^	5,800,798	-	-	5,800,798
Total Assets	$102,794,265	$33,140,485	$-	$135,934,750
Liabilities*
Derivatives:
Futures Contracts^	$(874,897)	$-	$-	$(874,897)
Total Liabilities	$(874,897)	$-	$-	$(874,897)

*	Refer to the Consolidated Schedule of Investments for security classifications.
^	Includes cumulative unrealized gain (loss) on futures contracts open at June 30, 2025. The Fund did not hold any Level 3 securities during the current year.

Consolidation of Subsidiary – The consolidated financial statements of the Fund include the accounts of DAMF Ltd., a wholly-owned controlled subsidiary. All inter-company accounts and transactions have been eliminated in consolidation. The Fund may invest up to 25% of its total assets in DAMF Ltd., which acts as an investment vehicle in order to affect certain investments consistent with the Fund’s investment objectives and policies. The subsidiary commenced operations on August 2, 2023 and is an exempted Cayman Islands company with limited liability.

A summary of the Fund’s investment in DAMF Ltd. is as follows:

	Inception Date of DAMF Ltd.	DAMF Ltd. Net Assets at June 30, 2025	Percent of Net Assets at June 30, 2025
DAMF Ltd.	8/2/2023	$19,352,993	11.17%

Cash and cash equivalents – Cash represents cash deposits held at financial institutions. The fair value of cash approximates the carrying value. Cash is held for meeting short-term liquidity requirements, rather than for investment purposes. Cash is held at major financial institutions and, at times, may be in excess of federally insured limits and expose the Fund to credit risk. There is a cash balance of $30,586,714 held by the Fund as of June 30, 2025.

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities using effective yield method. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. The accounting records are maintained in U.S. Dollars.

Dividends and Distributions to Shareholders – Dividends from net investment income and distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are recorded on ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital

Dynamic Alpha Macro Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

June 30, 2025

loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. These reclassifications have no effect on net assets, results from operations or net asset value per share of the Fund.

Federal Income Tax – It is the Fund’s policy to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax year ended June 30, 2024 or expected to be taken in the Fund’s June 30, 2025 year-end tax returns.

The Fund identifies its major tax jurisdictions as U.S. Federal, and foreign jurisdictions where the Fund makes significant investments; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Consolidated Statement of Operations. During the year, the Fund did not incur any interest or penalties.

For tax purposes, DAMF Ltd. is an exempted Cayman Islands investment company. DAMF Ltd. has received an undertaking from the Government of the Cayman Islands exempting it from all local income, profits, and capital gains taxes. No such taxes are levied in the Cayman Islands at the present time. For U.S. income tax purposes, DAMF Ltd. is a Controlled Foreign Corporation (“CFC”) and as such is not subject to U.S. income tax. However, as a wholly-owned CFC, DAMF Ltd’s net income and capital gains, to the extent of its earnings and profits, will be included each year in the Fund’s investment company taxable income.

Expenses – Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund. Expenses which are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3. INVESTMENT TRANSACTIONS

For the year ended June 30, 2025, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, amounted to $43,975,013 and $2,464,120, respectively.

4. OFFSETTING OF FINANCIAL ASSETS AND DERIVATIVE ASSETS

Impact of Derivatives on the Consolidated Statement of Assets and Liabilities and Consolidated Statement of Operations

The Fund’s policy is to recognize a gross asset or liability equal to the unrealized appreciation/(depreciation) on futures contracts. During the year ended June 30, 2025, the Fund was subject to a master netting arrangement. The following table shows additional information regarding the offsetting of assets and liabilities at June 30, 2025:

Dynamic Alpha Macro Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

June 30, 2025

Assets:				Gross Amounts Not Offset in the Consolidated Statement of Assets & Liabilities
Description	Gross Amounts Presented in the Consolidated Statement of Assets & Liabilities	Gross Amounts Offset in the Consolidated Statement of Assets & Liabilities	Net Amounts of Assets or Liabilities Presented in the Consolidated Statement of Assets & Liabilities	Financial Instruments	Cash Collateral Received	Net Amount
Futures Contracts	$5,800,798	$-	$5,800,798	$(874,897)		$4,925,901
Total	$5,800,798	$-	$5,800,798	$(874,897)	$-	$4,925,901

Liabilities:				Gross Amounts Not Offset in the Consolidated Statement of Assets & Liabilities
Description	Gross Amounts Presented in the Consolidated Statement of Assets & Liabilities	Gross Amounts Offset in the Consolidated Statement of Assets & Liabilities	Net Amounts of Liabilities Presented in the Consolidated Statement of Assets & Liabilities	Financial Instruments	Cash Collateral Pledged(1)	Net Amount
Futures Contracts	$(874,897)	$-	$(874,897)	$874,897	$-	$-
Total	$(874,897)	$-	$(874,897)	$874,897	$-	$-

(1)	The amount is limited to the derivative liability balance and accordingly does not include excess collateral pledged. Detailed collateral amounts are presented in the Consolidated Statement of Assets and Liabilities.

The Fund and DAMF Ltd. use derivative instruments as part of their principal investment strategy to achieve their investment objective. For additional discussion on the risks associated with the derivative instruments, see Note 5.

The following is a summary of the location of derivative investments on the Fund’s Consolidated Statement of Assets and Liabilities as of June 30, 2025:

Derivative Investment Type	Location on the Consolidated Statement of Assets and Liabilities
Futures Contracts	Unrealized appreciation (depreciation) on futures contracts

A summary of the fair value by primary risk exposure as of June 30, 2025 was as follows:

Asset Derivatives
Derivative Investment Type	Commodity Risk	Foreign Exchange Risk	Interest Risk	Total
Futures Contracts	$2,719,982	$550,981	$2,529,835	$5,800,798

Liability Derivatives
Derivative Investment Type	Commodity Risk	Foreign Exchange Risk	Interest Risk	Total
Futures Contracts	$(871,540)	$(3,357)	$-	$(874,897)

The following is a summary of the location of derivative investments on the Fund’s Consolidated Statement of Operations for the year ended June 30, 2025:

Derivative Investment Type	Location of Gain/Loss on Derivative
Futures Contracts	Net realized gain from futures contracts Net change in unrealized appreciation on futures contracts

The following is a summary of the Fund’s realized gain (loss) and unrealized appreciation/(depreciation) on derivative investments recognized in the Consolidated Statement of Operations categorized by primary risk exposure for the year ended June 30, 2025:

Dynamic Alpha Macro Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

June 30, 2025

Realized gain (loss) on derivatives recognized in the Consolidated Statement of Operations
Derivative Investment Type	Commodity Risk	Foreign Exchange Risk	Equity Risk	Interest Risk	Total
Futures Contracts	$7,491,138	$1,984,726	$300,473	$(3,736,900)	$6,039,437

Changes in unrealized appreciation (depreciation) on derivatives recognized in the Consolidated Statement of Operations
Derivative Investment Type	Commodity Risk	Foreign Exchange Risk		Interest Risk	Total
Futures Contracts	$4,348,188	$547,624		$2,122,899	$7,018,711

The derivative instruments outstanding as of June 30, 2025 as disclosed in the Consolidated Schedule of Investments and in the Notes to Consolidated Financial Statements and the amounts of realized and changes in unrealized gains and losses on futures contracts during the period as disclosed in the Consolidated Statement of Operations serve as indicators of the volume of derivative activity for the Fund.

5. RISKS

Principal Investment Risk – As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value and performance. The following risks apply to the Fund through its direct investments as well as indirectly through investments in Underlying Funds and the subsidiary (DAMF Ltd.).

General Market Risk – The risk that the value of the Fund’s shares will fluctuate based on the performance of the Fund’s investments and other factors affecting the commodities and/or securities market generally.

Exchange Traded Funds – The Fund may invest in ETFs. ETFs are typically a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and typically represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile.

Mutual Fund and ETN Risk – Mutual funds and exchange traded notes (“ETNs”) are subject to investment advisory or management and other expenses, which will be indirectly paid by the Fund. Each is subject to specific risks, depending on investment strategy. Also, each may be subject to leverage risk, which will magnify losses. ETNs are subject to default risks. ETNs may not provide an effective substitute for gold bullion because changes in derivative prices held by these instruments may not track those of the underlying gold bullion.

Futures Contracts – The Fund is subject to commodity risk in the normal course of pursuing its investment objective. The Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities and interest rates. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If the Fund was unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. The Fund segregates cash having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the Consolidated Statement of Assets and Liabilities. With futures, there is minimal counterparty credit risk to the Fund because futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. During the normal course of business, the Fund purchases and sells various financial instruments, which may result in risks, the amount of which is not apparent from the consolidated financial statements.

Dynamic Alpha Macro Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

June 30, 2025

Derivatives Risk – Futures are subject to inherent leverage that may magnify Fund losses. These derivatives may not provide an effective substitute for commodities fund because changes in derivative prices may not track those of the underlying commodities. Also, over-the-counter forwards are subject to counterparty default risk.

Commodities Risk – Exposure to commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The prices of energy, industrial metals, precious metals, agriculture, and livestock sector commodities may fluctuate widely due to factors such as changes in value, supply and demand and governmental regulatory policies. The commodity-linked securities in which the Fund invests may be issued by companies in the financial services sector, and events affecting the financial services sector may cause the Fund’s share value to fluctuate.

Gold Risk – The price of gold may be volatile and gold bullion-related ETFs, ETNs and derivatives may be highly sensitive to the price of gold. The price of gold bullion can be significantly affected by international monetary and political developments such as currency devaluation or revaluation, central bank movements, economic and social conditions within a country, transactional or trade imbalances, or trade or currency restrictions between countries. Physical Gold bullion has sales commission, storage, insurance and auditing expenses.

6. INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Advisors Preferred LLC (“Advisor”), serves as investment adviser to the Fund. The Advisor has engaged Dynamic Wealth Group, LLC (the “Sub-Advisor”) to serve as the sub-advisor to the Fund. Sub-Advisor expenses are the responsibility of the Advisor.

Pursuant to an Investment Advisory Agreement with the Funds, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Funds pays the Advisor an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 1.50% of the Fund’s average daily net assets. For the year ended June 30, 2025, the Fund paid $2,104,626 in advisory fees.

The Sub-Advisor has contractually agreed to waive all or part of its sub-advisory fees and/or make payments to limit the expenses of the Fund (exclusive of any front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, expenses of investing in underlying funds, or extraordinary expenses such as litigation) at least until October 31, 2025 for the Institutional Class so that the total annual operating expenses do not exceed 1.87% of the average daily net assets of the Institutional Class shares of the Fund.

Waivers and expense payments may be recouped by the Sub-Advisor from a Fund, to the extent that overall expenses fall below the expense limitation, within three years of when the amounts were waived or reimbursed. During the year ended June 30, 2025, the Sub-Advisor did not waive any fees.

Pursuant to a liquidity program administrator agreement with the Fund, the Advisor, provides a liquidity program administrator who, directs the operations of the Fund’s liquidity risk management program. As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor out of pocket expenses and an annual fee of $9,000. The liquidity program administrator agreement became effective July 2, 2023.

Pursuant to a compliance consulting agreement with the Fund, the Adviser, provides a chief compliance officer who, directs the operations of the Fund’s compliance program. As compensation for its services and the related expenses borne by the Adviser, the Fund pays the Adviser out of pocket expenses and an annual fee of $15,000. The compliance consulting agreement became effective July 2, 2023.

Ultimus Fund Solutions, LLC (“UFS”), provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with UFS, the Fund pays UFS customary fees for providing administration, fund

Dynamic Alpha Macro Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

June 30, 2025

accounting and transfer agent services to the Fund as shown in the Consolidated Statement of Operations under Administrative services fees and Transfer agent fees. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Fund for serving in such capacities.

In addition, certain affiliates of UFS provide services to the Fund as follows:

Blu Giant, LLC (“Blu Giant”), Blu Giant, an affiliate of UFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund.

Each Trustee who is not an “interested person” of the Trust or Advisor is compensated at a rate of $72,000 per year plus $2,500 minimum per meeting for certain special meetings, which varies based on the matters submitted, as well as for reimbursement for any reasonable expenses incurred attending the meetings, paid quarterly. The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees. None of the executive officers receive compensation from the Trust. Interested trustees of the Trust are also officers or employees of the Advisor and its affiliates. The Fund bore $12,000 of these fees during the year ended June 30, 2025.

During the year ended June 30, 2025, Ceros Financial Services, Inc., an affiliate of the Advisor, executed trades on behalf of the Fund and received $5,522 in trade commissions.

7. CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumption of control of the Fund under Section 2(a)(9) of the 1940 Act. As of June 30, 2025, Charles Schwab & Co., Inc. and National Financial Services LLC held 58.3% and 41.1%, respectively of the voting securities of shares.

8. AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by the Fund for federal income tax purposes excluding futures, and its respective gross unrealized appreciation and depreciation at June 30, 2025, were as follows:

	Gross Unrealized	Gross Unrealized	Net Unrealized
Tax Cost	Appreciation	(Depreciation)	Appreciation
$115,532,659	$16,453,152	$(1,851,859)	$14,601,293

9. DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid for the period ended June 30, 2025, and June 30, 2024, was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	June 30, 2025	June 30, 2024
Ordinary Income	$9,330,532	$308,013
	$9,330,532	$308,013

As of June 30, 2025, the components of accumulated earnings on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Gains	Post October Loss and Late Year Loss	Capital Loss Carry Forwards	Other Book/Tax Differences	Unrealized Appreciation/ (Depreciation)	Total Distributable Earnings/ (Accumulated Deficit)
$13,029,740	$-	$-	$(1,286,461)	$-	$14,601,293	$26,344,572

Dynamic Alpha Macro Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

June 30, 2025

The difference between book basis and tax basis undistributed net investment income/(loss), accumulated net realized gain/(loss), and unrealized appreciation/(depreciation) from investments is primarily attributable to mark-to-market on open 1256 futures contracts.

At June 30, 2025, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains, as follows:

Short-Term	Long-Term	Total	CLCF Utilized
$720,801	$565,660	$1,286,461	$-

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of non-deductible expenses and resulted in reclassifications for the Fund for the fiscal year ended June 30, 2025, as follows:

Paid In	Distributable
Capital	Earnings
$(157)	$157

10. SUBSEQUENT EVENTS

Subsequent events after the date of the Consolidated Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Dynamic Alpha Macro Fund and

Board of Trustees of Advisors Preferred Trust

Opinion on the Financial Statements

We have audited the accompanying consolidated statement of assets and liabilities, including the consolidated schedule of investments, of Dynamic Alpha Macro Fund (the “Fund”), a series of Advisors Preferred Trust, as of June 30, 2025, the related consolidated statement of operations for the year then ended, and the consolidated statements of changes in net assets, and the consolidated financial highlights for the year ended June 30, 2025 and for the period July 31, 2023 (commencement of operations) through June 30, 2024, and the related notes (collectively referred to as the “financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Fund as of June 30, 2025, the results of its operations for the year then ended, and the changes in net assets and the financial highlights for the year ended June 30, 2025 and for the period July 31, 2023 (commencement of operations) through June 30, 2024, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2025, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies advised by Advisors Preferred, LLC since 2012.

COHEN & COMPANY, LTD.

Cleveland, Ohio

August 29, 2025

PROXY VOTING POLICY

Information regarding how the Fund votes proxies relating to portfolio securities for the twelve month period ended June 30th as well as a description of the policies and procedures that the Fund used to determine how to vote proxies is available without charge, upon request, by calling 1-833-462-6344, by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov, or by visiting the Fund’s website at www.dynamicalphafunds.com/investor-materials/.

INVESTMENT ADVISOR

Advisors Preferred, LLC 1445

Research Boulevard, #530

Rockville, MD 20850

SUB-ADVISOR

Dynamic Wealth Group, LLC

3225 McLeod Drive, Suite 100

Las Vegas, NV 89121

ADMINISTRATOR

Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

Dynamic Alpha Macro Fund

Additional Information (Unaudited)

June 30, 2025

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the Consolidated Statement of Operations included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Approval of the Renewal of the Investment Advisory and Sub-Advisory Agreements for The Dynamic Alpha Macro Fund (and its subsidiary)

At an in-person Board meeting held on May 21, 2025 (the “Meeting”), the Board of Trustees (the “Board”) of Advisors Preferred Trust (the “Trust”), including a majority of Trustees who are not “interested persons” (the “Independent Trustees”), as such term is defined under Section 2(a)(19) of the 1940 Act, considered the renewal of the investment advisory agreement (the “Advisory Agreements”) between Advisors Preferred, LLC (the “Adviser” or “Advisors Preferred”) and the Trust, on behalf of Dynamic Alpha Macro Fund (and its subsidiary) (“Dynamic Alpha” and “DAMF Fund Limited”, respectively); and the renewal of the sub-advisory agreement (the “Sub-Advisory Agreement) between the Adviser and Dynamic Wealth Group, LLC. (the “Sub-Adviser” or “DWG” or “Dynamic Wealth”); and the renewal of the Futures Trading Agreement (the “Trading Agreement” between the Adviser, and AG Capital Management Partners, L.P. (“AG Capital” or the “Trading-Adviser”). The Board and the Directors of the DAMF Fund Limited, a wholly owned foreign subsidiary of Dynamic Alpha, approved the renewal of the investment advisory agreement between DAMF Fund Limited and the Adviser (the “Subsidiary Advisory Agreement”); renewal of the sub-advisory agreement (the “Subsidiary Sub-Advisory Agreement”) between the Adviser and DWG with respect to the DAMF Fund Limited; as well as renewal of the Futures Trading Agreement (“the “Subsidiary Trading Agreement”) between the Adviser and AG Capital. The Fund level Advisory, Sub-Advisory, and Trading Agreements, and the subsidiary agreements (all together the “Agreements”) are referred to collectively for convenience and references to the Fund include the subsidiary as the context indicates. The Trustees’ and Directors’ deliberations are presented as collective deliberations as they were conducted concurrently. and refences to the Board also include the Directors.

The Board then reviewed and discussed the written materials that were provided by Advisors Preferred, DWG and AG Capital in advance of the Meeting and deliberated on the renewal of the Agreements with respect to Dynamic Alpha (and subsidiary DAMF Fund Limited). The Board

Dynamic Alpha Macro Fund

Additional Information (Unaudited) (Continued)

June 30, 2025

members relied upon the advice of independent legal counsel and their own business judgement in determining the material factors to be considered in evaluating the Agreements with respect to Dynamic Alpha. The Board conducted some of their deliberations on a joint basis for the Adviser, Sub-Adviser, and Trading Adviser given the close working relationship of the Adviser, Sub-Adviser and Trading Adviser, and conducted their deliberations on a consolidated basis for the Dynamic Alpha and its subsidiary.

Nature, Extent and Quality of Services: With respect to the nature, extent and quality of services provided, the Board reviewed the Adviser’s Form ADV, and the Sub-Adviser’s Form ADV, a description of the manner in which investment decisions, including asset allocation, sector selection and trade execution, are made for Dynamic Alpha by the Sub-Adviser, a description of the services provided by the Adviser and those services provided by the Sub-Adviser, Trading Adviser and those executed by the Adviser. The Board reviewed the experience of professional personnel from both the Adviser, Sub-Adviser and Trading Adviser performing services for the Dynamic Alpha, including the team of individuals that primarily monitor and execute the investment and administration process, and the portfolio managers. The Board considered the depth of resources of the Adviser, Sub-Adviser and Trading Adviser. Further, the Board reviewed a certification from each of the Adviser, Sub-Adviser and Trading Adviser certifying that each has adopted a Code of Ethics containing provisions reasonably necessary to prevent Access Persons, as that term is defined in Rule 17j-1 under the 1940 Act, from engaging in conduct prohibited by Rule 17j-1(b) and noted that each have adopted procedures reasonably necessary to prevent Access Persons from violating such Code of Ethics.

Advisors Preferred: The Board reviewed the balance sheet of the Adviser as of March 31, 2025, and the income statement and balance sheet at March 31, 2025 and the profit and loss statement for January through March 31, 2025. The Board also reviewed the audited financials of the Adviser as of December 31, 2024. The Adviser reported $1.5 billion in total assets under management in active mutual funds and Ms. Ayers-Rigsby noted the commitment from the Adviser to raise assets and fees as discussed earlier. The Board confirmed with Ms. Ayers-Rigsby that the Adviser has access to additional capital if so required.

The Board discussed the Adviser’s compliance program with the CCO of the Trust. The Board considered that the CCO of the Trust also serves as CCO of the Adviser and was recently appointed to serve as the CCO for The North Country Funds. The Trustees acknowledged they are confident in her abilities with respect to all positions, and Trustees were comfortable that if a conflict of interest were to arise, counsel would be called upon for a solution. The Board noted that the Adviser continues to have in place procedures which are currently working to prevent violations of applicable securities laws. The CCO confirmed that she has the support and resources to ensure the compliance procedures of the Trust are updated in accordance with current SEC rules. The Board considered that the cybersecurity risk of the Adviser is managed by Sikich LLP (a cybersecurity consultancy)with no data breaches reported. The Board discussed the overall technology of the Adviser with the CCO. The Adviser confirmed adequate Directors &

Dynamic Alpha Macro Fund

Additional Information (Unaudited) (Continued)

June 30, 2025

Officers Error & Omissions Professional Liability Insurance (“E&O/E&O”) is in place. Counsel noted the Board had previously reviewed the business continuity plan for the Adviser. The Board concluded that the Adviser has qualified professionals, resources, and compliance policies essential to performing its duties under the Agreements. The Board reviewed financial statements of the Adviser and concluded it has sufficient financial resources to fulfill Trust-related obligations, based in part on a representation that the Adviser has access to additional capital, as needed.

Dynamic Wealth and AG Capital: The Board reviewed the financial data for both DWG, and AG Capital who serves as Sub-Adviser and Futures Trading Adviser, respectively, to Dynamic Alpha. They reviewed the Cash Flow of DWG for the calendar year ended December 31, 2024, and balance sheet at April 30, 2025. With respect to AG Capital, the Board reviewed the balance sheet at March 31, 2025, and profit and loss statement as of March 31, 2025. The Board found both DWG and AG Capital to be financially sound to continue to service Dynamic Alpha.

Ms. Holland reported she had reviewed the policies and procedures manual of both DWG and AG Capital, including their latest revisions and business continuity plans. The Board noted that Dynamic Wealth has plans to procure D&O/E&O coverage of $1 million. DWG uses FinGarde to provide technology in a compliant and secure fashion, and there were no cyber security issues to report.

The Board determined that Dynamic Wealth and AG Capital have a compliance program in place that is reasonably designed to prevent violation of the applicable federal securities laws. The Board noted they are familiar with the portfolio managers of each and their qualifications in managing the Fund.

Performance. The Board considered that the Adviser delegates day-to-day investment decisions to the Sub-Adviser and, therefore, does not directly control the performance of the Dynamic Alpha. The Board considered the Adviser’s other responsibilities under the Agreements, including with respect to trade oversight, reviewing daily positions and balance reports for Dynamic Alpha, obtaining derivative agreements for the Fund and reporting to the Board. The Trustees concluded that the Adviser appears to be properly and reasonably monitoring the Sub-Adviser’s and Trading Adviser’s adherence to the Dynamic Alpha’s investment objectives and to be carrying out its functions appropriately.

With respect to the performance, the Board reviewed the Sub-Adviser’s daily management and investment strategies and considered the updated performance of Dynamic Alpha through March 31, 2025 compared to their primary benchmark and Morningstar category for various periods provided by the Adviser. The Board recalled the earlier detailed presentations by the portfolio manager of DWG with respect to strategy and Dynamic Alpha’s performance for various periods with explanations for over/under performance.

Dynamic Alpha Macro Fund

Additional Information (Unaudited) (Continued)

June 30, 2025

The Board reviewed the Fund’s performance for the one-year period and since inception periods ended March 31, 2025 and found the Fund, outperformed the S&P 500 Index, its benchmark, the Barclays Global Macro Index and the Morningstar Macro category for both periods. They noted the Morningstar category was not available for the since inception period. The Board discussed the experience of both the Sub-Adviser and the Trading Adviser, stating they are very pleased with the Fund’s performance and expect it to continue to be strong.

In summary, for the performance of Dynamic Alpha, the Board felt that with Adviser oversight, under the Sub-Adviser’s and Trading Adviser’s portfolio management Dynamic Alpha is expected to continue to provide acceptable returns for shareholders over the long term.

Fees and Expenses: As to the costs of the services provided to Dynamic Alpha by the Adviser and the Sub-Adviser, and Trading Adviser, respectively, the Board reviewed and discussed the advisory fee and total operating expenses of Dynamic Alpha compared to its peer group and Morningstar category or categories as presented in the Meeting Materials. The Board acknowledged that the Adviser pays the Sub-Adviser and Trading Adviser directly consistent with agreements, any breakpoints in effect, and the expense limitation agreement.

The Board noted the advisory fee of 1.50% for Dynamic Alpha was well within the range of management fees for the Morningstar Macro Trading and the Systematic Trend categories. The Board reviewed fee split with the Sub-Adviser and Trading Adviser and the respective breakpoints and found them to be reasonable. The Trustees discussed net expenses of 1.98% for Institutional Class shares and found them above the average and well within the Macro Trading Institutional expense range. With respect to estimated expenses for Dynamic Alpha Investor Class, the Board found the net expenses of 2.38% to be above the Morningstar Macro Trading A, yet within range of the Morningstar Systematic Trend A category.

In the review of expenses with respect to Dynamic Alpha, the Board reviewed and considered the split of the Advisory fee between the Adviser, Sub-Adviser, and Trading Adviser (each being paid by the Adviser, not the Fund), and determined it was acceptable and reasonable for the services being provided to Dynamic Alpha. The Board concluded that the advisory fees and net expenses of Dynamic Alpha were reasonable, taking into consideration the complex investment strategy.

Profitability of Adviser. The Board considered the level of profitability for the Adviser, and if their fees were the result of arms-length negotiations with respect to the Advisory Agreement. The Trustees reviewed the levels of profits to the Adviser for the fiscal year ended December 31, 2024 from Dynamic Alpha with respect to advisory fees and from the total relationship with the Fund. They considered whether profits from Dynamic Alpha were reasonable in light of services provided, including the assets levels and payments to the Sub-Adviser, and any breakpoints in fee structures for the Fund.

Dynamic Alpha Macro Fund

Additional Information (Unaudited) (Continued)

June 30, 2025

With respect to Dynamic Alpha, the Adviser reported a loss from the advisory fee and from its total relationship with the Fund. The Board considered the fee split and break points with respect to assets for both the Sub-Adviser and Trading Adviser to be reasonable for the services provided. In conclusion, the Board found that any excess profits to the Adviser from Dynamic Alpha it not a current concern.

Profitability of Sub-Adviser: The Board reviewed the levels of profits to the Sub-Adviser for the year ended June 30, 2024 with respect to Dynamic Alpha. They noted the situation for the Fund with respect to sub-advisory fees and from the total relationship with the Fund. The Board, in consultation with counsel, noted that current court rulings with respect to profitability suggest up to or even over a 70% profit margin for any adviser or sub-adviser could be acceptable and not considered excessive.

The Board reviewed the profitability report submitted by DWG for the period from the Fund’s inception through December 31, 2024 and found DWG operated the Fund at 34% profitability from sub-advisory fees. The Board noted that the Sub-Adviser’s profits decreased to 24% when taking into account the direct marketing expenses (anticipated to be up to $150,000 per year) in promoting the Fund. The Board concluded that excess profits to the Sub-Adviser from its relationship with the Fund is not a concern at current asset levels.

The Board reviewed the profitability report submitted by AG Capital for serving as Futures Trading Adviser for the period from the Fund’s inception through December 31, 2024 and found AG Capital operated the Fund a loss. The Board concluded that excess profits to AG Capital from its relationship with the Fund is not a concern at current asset levels.

Economies of Scale. As to the extent to which the Dynamic Alpha will realize economies of scale, the Adviser reported an estimate of $500 million be the minimum asset level required to reach such economies of scale. The Board discussed the Adviser’s expectations for the growth in net assets of Dynamic Alpha and concluded that any material economies of scale were not a concern at present assets levels. The Trustees noted economies of scale is an advisory agreement concern and is not a consideration for approval of any sub-advisory agreements. The Board agreed to revisit economies of scale as assets of Dynamic Alpha continue to grow.

Conclusion. Counsel assisted the Board throughout the 15(c) review process. The Board members relied upon the advice of Counsel, and their own business judgement, in determining the material factors to be considered in evaluating the Agreements. In considering the approval, the Board noted that each Trustee may have afforded different weight to the various factors in reaching his conclusions.

Accordingly, having requested and received such information from the Adviser, Sub-Adviser, and Trading Adviser as the Board believed to be reasonably necessary to evaluate the terms of each Agreement as appropriate; the Board, including a majority of the Independent Trustees, determined that, with respect to the Agreements, separately that (i) the terms of the Agreements

Dynamic Alpha Macro Fund

Additional Information (Unaudited) (Continued)

June 30, 2025

are reasonable; (ii) the compensation payable by Dynamic Alpha to Advisors Preferred under the Agreements is determined to be for investment advisory services that are not primarily intended to result in sales of shares of the Fund (iii) compensation payable under the Agreements is based on services provided that are in addition to rather than duplicative of services provided by other investment funds, ETFs, mutual funds and similar productions (iv) such compensation is determined to be fair and reasonable in light of such services and expenses and such other matters as the Trustees have considered to be relevant in the exercise of their reasonable business judgement and (v) the Agreements are in the best interests of Dynamic Alpha and its shareholders

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable

(b)	Not applicable

Item 19. Exhibits.

(a)(1)	Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(a)(2)	Not applicable

(a)(3)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(4)	Not applicable

(b)	Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Advisors Preferred Trust

By (Signature and Title)	/s/ Catherine Ayers-Rigsby
Catherine Ayers-Rigsby, Principal Executive Officer/President

Date	9/3/25

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Catherine Ayers-Rigsby
Catherine Ayers-Rigsby, Principal Executive Officer/President

Date	9/3/25

By (Signature and Title)	/s/ Christine Casares
Christine Casares, Principal Financial Officer/Treasurer

Date	9/3/25